Contract assets, net (Tables)	12 Months Ended
Jun. 30, 2024
Contract Assets Net
Schedule of Contract Assets, Net

Contract assets, net consisted of the following:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Balance, beginning of the year	28,721	46,210	58,409
Addition	46,210	576,679	728,922
Contract assets reclassify to contracts receivable	(28,721)	(46,210)	(58,409)
Balance, end of the year	46,210	576,679	728,922
Less: allowance for expected credit losses	-	(14,480)	(18,302)
Total contract assets, net	46,210	562,199	710,620

Schedule of Contract Assets, Allowance for Expected Credit Losses

Movements of allowance for expected credit losses were as follows:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Balance, beginning of the year	-	-	-
Addition	-	14,480	18,302
Balance, end of year	-	14,480	18,302